UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4395

Smith Barney Muni Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31

Date of reporting period: December 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY MUNI FUNDS

CALIFORNIA MONEY MARKET PORTFOLIO

FORM N-Q

DECEMBER 31, 2005

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 108.0%
Education - 9.2%
		ABAG Finance Authority for Nonprofit Corp.:
$5,000,000	A-1+	Francis Parker School Project, LOC-Bank of New York, 3.550%, 1/5/06 (a)	$5,000,000
14,595,000	VMIG1(b)	Valley Christian Schools, LOC-Bank of America, 3.550%, 1/5/06 (a)	14,595,000
2,065,000	VMIG1(b)	Alvord, CA, USD, Finance Corp. COP, Refinance Project, LOC-KBC Bank, 3.550%, 1/5/06 (a)	2,065,000
20,000,000	SP-1+	California Community College Finance Authority, Series A, FSA-Insured, 4.000% due 6/30/06	20,131,153
		California EFA:
13,665,000	A-1+	Stanford University, Series L-5, 3.300%, 1/4/06 (a)	13,665,000
3,000,000	VMIG1(b)	University of San Francisco, Series B, LOC-Bank of America, 3.500%, 1/4/06 (a)	3,000,000
29,850,000	SP-1+	California Schools, Cash Reserve Program Authority, Series A, AMBAC-Insured, 4.000% due 7/6/06	30,052,209
1,100,000	VMIG1(b)	California Statewide CDA Revenue, Concordia University Project, Series A, LOC-U.S. Bank, 3.730%, 1/3/06 (a)	1,100,000
2,160,000	A-1+	Carlsbad, CA, USD, COP, School Facility Bridge Funding Program, FSA-Insured, BPA-Wachovia Bank, 3.340%, 1/5/06 (a)	2,160,000
14,440,000	VMIG1(b)	Fontana, CA, USD, COP, School Facility Bridge Funding Program, FSA-Insured, SPA-Dexia Credit Local, 3.460%, 1/5/06 (a)	14,440,000
15,000,000	A-1+	Hesperia, CA, USD COP, Interim School Funding Program, FSA-Insured, SPA-Dexia Credit Local, 3.550%, 1/5/06 (a)	15,000,000
8,995,000	VMIG1(b)	Long Beach, CA, USD, COP, Capital Improvement Refunding Project, AMBAC Insured, SPA-Dexia Credit Local, 3.510%, 1/5/06 (a)	8,995,000
1,000,000	A-1+	Paramount, CA, USD, School Facility Bridge Funding Program, FSA-Insured, BPA-Wachovia Bank, 3.340%, 1/5/06 (a)	1,000,000
16,380,000	A-1+	Puerto Rico Industrial Tourist Educational, Medical & Environmental Cultural Facilities, Series 235, PART, MBIA-Insured, LIQ-JPMorgan Chase, 3.540%, 1/5/06 (a)	16,380,000
2,600,000	A-1+	Riverside, CA, USD, COP, School Facility Bridge Funding Program, FSA-Insured, BPA-Wachovia Bank, 3.340%, 1/5/06 (a)	2,600,000
3,190,000	A-1+	San Gabriel, CA, USD, COP, School Facility Bridge Funding Program, FSA-Insured, BPA-Wachovia Bank, 3.340%, 1/5/06 (a)	3,190,000
20,000,000	A-1+	San Mateo, CA, USD, COP, School Facility Bridge Funding Program, FSA-Insured, SPA-Dexia Credit Local, 3.340%, 1/5/06 (a)	20,000,000
5,800,000	VMIG1(b)	Santa Ana, CA, USD, COP, LOC-BNP Paribas, 3.500%, 1/4/06 (a)	5,800,000
19,215,000	VMIG1(b)	Santa Maria, CA, Joint Unified High School District, COP, Series A, LOC-Bank of America, 3.500%, 1/5/06 (a)	19,215,000
1,930,000	A-1+	Southern Kern, CA, USD, COP, Weekly Building Program, Series A, FSA-Insured, SPA-Wachovia Bank, 3.340%, 1/5/06 (a)	1,930,000
		University of California Board of Regents, Series A, TECP:
10,000,000	A-1+	2.760% due 1/10/06	10,000,000
4,500,000	A-1+	2.780% due 1/12/06	4,500,000
13,200,000	A-1+	3.150% due 1/18/06	13,200,000
15,150,000	A-1+	3.080% due 2/7/06	15,150,000
2,400,000	A-1+	William S. Hart Unified High School District, COP, School Facility Bridge Funding Program, FSA-Insured, SPA-Wachovia Bank, 3.340%, 1/5/06 (a)	2,400,000

		Total Education	245,568,362

Finance - 12.1%
22,550,000	A-1+	California Infrastructure & Economic Development Bank Revenue, ISO, Series A, AMBAC-Insured, BPA-Bank of America, JPMorgan Chase, 3.550%, 1/4/06 (a)	22,550,000
		California State Economic Recovery Bonds:
2,900,000	A-1+	Series C-04, SPA-JPMorgan Chase, 3.700%, 1/3/06 (a)	2,900,000
26,560,000	A-1+	Series C-10, LOC-BNP Paribas, 3.520%, 1/4/06 (a)	26,560,000
30,500,000	A-1+	Series C-11, LOC-BNP Paribas, 3.450%, 1/4/06 (a)	30,500,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Finance (continued)
$33,500,000	A-1+	Series C-14, SPA-Depfa Bank PLC, XLCA-Insured, 3.340%, 1/4/06 (a)	$33,500,000
19,700,000	A-1+	Series C-16, SPA-Dexia Credit Local, FSA-Insured, 3.450%, 1/4/06 (a)	19,700,000
9,800,000	A-1+	Series C-17, SPA-Depfa Bank PLC, XLCA-Insured, 3.550%, 1/4/06 (a)	9,800,000
10,000,000	A-1+	Series C-20, XLCA-Insured, SPA-Dexia Credit Local, 3.520%, 1/4/06 (a)	10,000,000
25,000,000	SP-1+	California Statewide CDA Revenue, Series A-1, FSA-Insured, 4.000% due 6/30/06	25,161,496
17,110,000	SP-1+	Fresno County, CA, TRAN, 4.000% due 6/30/06	17,226,988
		Los Angeles County, CA, Capital Asset Lease Corp., TECP, LOC-Bayerische
		Landesbank, JPMorgan Chase, Westdeusche Landesbank:
19,300,000	A-1+	2.820% due 1/3/06	19,300,000
10,000,000	A-1+	2.830% due 1/12/06	10,000,000
14,400,000	A-1+	3.080% due 2/1/06	14,400,000
1,000,000	A-1+	3.150% due 2/1/06	1,000,000
5,000,000	A-1+	3.080% due 2/6/06	5,000,000
13,000,000	A-1+	3.170% due 2/6/06	13,000,000
19,995,000	A-1	Puerto Rico, Infrastructure Financing Authority, MSTC, Series 2000-103, Class A, PART, LIQ-Bear Stearns, 3.530%, 1/4/06 (a)(c)	19,995,000
4,850,000	A-1+	Puerto Rico, MFA, Series PA-610R, PART, FSA-Insured, SPA-Merrill Lynch, 3.500%, 1/5/06 (a)(c)	4,850,000
2,765,000	VMIG1(b)	Puerto Rico, Public Finance Corp., Series 522X, MBIA-Insured, PART, LIQ-Morgan Stanley, 3.530%, 1/5/06 (a)(c)	2,765,000
24,555,000	A-1+	Santa Clara County, CA, Finance Authority Lease Revenue, VMC Facility Replacement, Project B, SPA-Morgan Guaranty Trust, 3.480%, 1/4/06 (a)	24,555,000
11,090,000	A-1	South Orange County CA, Public Finance Authority MSTC, Series 2030, Class A, PART, FSA-Insured, LIQ-Bear Stearns, 3.540%, 1/4/06 (a)(c)	11,090,000

		Total Finance	323,853,484

General Obligation - 6.4%
		California State GO:
		MSTC PART:
4,800,000	A-1+	Series SGA 119, LIQ-Societe Generale, FGIC-Insured, 3.700%, 1/3/06 (a)	4,800,000
21,355,000	A-1+	Series SGA 136, LIQ-Societe Generale, XLCA-Insured, 3.700%, 1/3/06 (a)	21,355,000
27,000,000	SP-1+	RAN, 4.500% due 6/30/06	27,193,690
5,475,000	A-1+	Series A-2, LOC-JPMorgan Chase, Westdeutsche Landesbank, 3.750%, 1/3/06 (a)	5,475,000
		Series B:
20,000,000	A-1+	Sub-Series B-2, LOC-Societe Generale, 3.080% due 1/25/06	20,000,000
15,000,000	A-1	Sub-Series B-6, LOC-KBC Bank, 3.150%, 1/3/06 (a)	15,000,000
2,500,000	A-1+	Series B-2, LOC-Bank of America, BNP Paribas, California State Teachers Retirement Fund, 3.450%, 1/4/06 (a)	2,500,000
7,800,000	A-1+	Series B-2, LOC-BNP Paribas, Bank of New York, California State Teachers Retirement Fund, 3.370%, 1/4/06 (a)	7,800,000
12,000,000	A-1	TECP, 2.830% due 1/13/06	12,000,000
1,100,000	A-1+	Los Angeles CA, USD, MSTC, Series D, MSTC 135, PART, FGIC-Insured, LIQ-Bear Stearns, 3.700%, 1/3/06 (a)(c)	1,100,000
9,285,000	A-1	Los Angeles County, CA, GO, MSTC, Series 9004, PART, FGIC-Insured, LIQ-Bear Stearns, 3.540%, 1/4/06 (a)(c)	9,285,000
12,470,000	VMIG1(b)	Palo Alto, CA, GO, USD, MERLOT, Series R, PART, FGIC-Insured, SPA-Wachovia Bank, 3.530%, 1/4/06 (a)(c)	12,470,000
7,975,000	VMIG1(b)	Puerto Rico Commonwealth, GO, MERLOT, Series A-44, PART, FGIC-Insured, SPA-Wachovia Bank, 3.510%, 1/4/06 (a)	7,975,000
22,565,000	A-1+	San Diego, CA, GO, USD, MSTC, SGA-120, PART, MBIA-Insured, LIQ-Societe Generale, 3.540%, 1/4/06 (a)	22,565,000

		Total General Obligation	169,518,690

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Hospitals - 10.5%
$7,520,000	A-1+	ABAG Finance Authority for Nonprofit Corp. COP, Lucile Salter Packard Project, AMBAC-Insured, SPA-Bayerische Landesbank, 3.540%, 1/4/06 (a)	$7,520,000
		California Health Facilities Finance Authority:
		Adventist Health System:
2,600,000	VMIG1(b)	Series A, LOC-Wachovia Bank, 3.700%, 1/3/06 (a)	2,600,000
4,390,000	A-1+	Series A, MBIA-Insured, SPA-California State Teachers Retirement Fund, 3.700%, 1/3/06 (a)	4,390,000
11,590,000	A-1+	Series B, MBIA-Insured, SPA-California State Teachers Retirement Fund, 3.700%, 1/3/06 (a)	11,590,000
4,600,000	A-1+	Catholic Healthcare, Series C, MBIA-Insured, SPA-Morgan Guaranty Trust, 3.370%, 1/4/06 (a)	4,600,000
31,000,000	A-1+	Health Facility, Catholic Healthcare, Series K, LOC-Bank of America, 3.550%, 1/4/06 (a)	31,000,000
7,100,000	A-1	Refunding, Memorial Health Services, LIQ-Morgan Stanley, 3.480%, 1/4/06 (a)	7,100,000
2,600,000	A-1	Revenue, Sutter/CHS, Series B, AMBAC-Insured, SPA-KBC Bank, 3.750%, 1/3/06 (a)	2,600,000
1,540,000	A-1+	Scripps Health, Series A, LOC-Bank One, 3.550%, 1/4/06 (a)	1,540,000
20,415,000	A-1+	Sisters of Charity Health Systems, 3.550%, 1/4/06 (a)	20,415,000
28,645,000	A-1+	Southern California Presbyterian Homes, MBIA-Insured, SPA-Bank of America, 3.530%, 1/4/06 (a)	28,645,000
		California Statewide CDA Revenue COP:
2,770,000	A-1+	House Ear Institute, LOC-JPMorgan Chase, 3.700%, 1/3/06 (a)	2,770,000
5,000,000	VMIG1(b)	Series E, FSA-Insured, SPA-Wachovia Bank, 3.530%, 1/4/06 (a)(c)	5,000,000
		California Statewide CDA, Kaiser Permanente TECP:
14,000,000	A-1	2.920% due 1/10/06	14,000,000
16,800,000	A-1	2.860% due 1/11/06	16,800,000
5,000,000	A-1	3.100% due 2/2/06	5,000,000
26,640,000	A-1+	Fresno, CA, Revenue, Trinity Health Credit, Series C, FGIC-Insured, SPA- Landesbank Hessen-Thuringen, 3.440%, 1/5/06 (a)	26,640,000
43,735,000	A-1	Long Beach, CA, Health Facilities Revenue, Memorial Health Services, LIQ-Morgan Stanley, 3.500%, 1/4/06 (a)	43,735,000
		Newport Beach, CA, Revenue:
100,000	A-1+	Hoag Memorial Hospital, Series A, SPA-Bank of America, 3.700%, 1/3/06 (a)	100,000
2,645,000	A-1+	Hoag Memorial Presbyterian Hospital, SPA-Bank of America, 3.700%, 1/3/06 (a)	2,645,000
24,000,000	A-1+	San Bernardino County, CA, COP, Medical Center Financing Project, MBIA-Insured, SPA-Landesbank Hessen-Thuringen, 3.320%, 1/4/06 (a)	24,000,000
16,800,000	A-1+	Torrance, CA, Hospital Revenue, Little Co. of Mary Hospital, LOC-JPMorgan Chase, 3.530%, 1/5/06 (a)	16,800,000

		Total Hospitals	279,490,000

Housing: Multi-Family - 14.0%
6,180,000	A-1+	Anaheim, CA, Housing Authority MFH Revenue, Park Vista Apartments, FHLMC-Collateralized, LIQ-FHMLC, 3.610%, 1/4/06 (a)(d)	6,180,000
		California HFA:
10,125,000	A-1	Home Mortgage, Series X-2, FSA/FHA-Insured, BPA-California State Teachers Retirement Fund, KBC Bank, 3.520%, 1/4/06 (a)(d)	10,125,000
42,670,000	A-1+	MFH III, Series E, SPA-FNMA, 3.530%, 1/4/06 (a)(d)	42,670,000
		California Statewide CDA, MFH Revenue:
3,415,000	A-1+	Breezewood Apartments, Series F-1, FNMA-Insured, LIQ-FNMA, 3.550%, 1/5/06 (a)(d)	3,415,000
5,665,000	A-1+	Oakmont of Danville-Sunrise Project, Series A, LIQ-FNMA, 3.550%, 1/5/06 (a)(d)	5,665,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Multi-Family (continued)
$1,326,000	VMIG1(b)	Clipper Tax Exempt COP, Series 98-9, PART, SPA-State Street Bank & Trust Co., 3.610%, 1/5/06 (a)(d)	$1,326,000
27,200,000	A-1+	Contra Costa County, CA, MFH Revenue, Park Regency LLC, Series F, LIQ-FNMA, 3.500%, 1/5/06 (a)(d)	27,200,000
6,955,000	A-1+	Corona, CA, MFH Revenue, Housing Country Hills Project, Series B, FHLMC-Collateralized, 3.430%, 1/5/06 (a)	6,955,000
9,800,000	A-1+	Fremont, CA, MFH Revenue, Treetops Apartments, Series A, FNMA-Collateralized, 3.550%, 1/5/06 (a)(d)	9,800,000
4,750,000	A-1+	Fresno, CA, MFH Revenue, Heron Pointe Apartments, Series A, FNMA-Insured, LIQ-FNMA, 3.430%, 1/5/06 (a)	4,750,000
1,350,000	VMIG1(b)	Hayward, CA, MFH Revenue, Tennyson Gardens Apartments, Series A, LOC-U.S. Bank, 3.800%, 1/3/06 (a)(d)	1,350,000
1,750,000	A-1+	Livermore, CA, MFH Revenue, Diablo Vista Apartments, LIQ-FNMA, 3.550%, 1/4/06 (a)	1,750,000
		Los Angeles County, CA,:
		Housing Authority MFH Revenue:
4,300,000	A-1+	Sand Canyon, Series F, LIQ- FHLMC, 3.500%, 1/5/06 (a)	4,300,000
5,697,000	VMIG1(b)	Studio Colony, Series C, LOC-Bank One, 3.440%, 1/5/06 (a)	5,697,000
400,000	A-1+	Multi-Family Mortgage Revenue, Valencia Housing Project, Series C, FNMA-Insured, LIQ-FHLMC, 3.250%, 1/3/06 (a)	400,000
15,000,000	A-1+	Los Angeles, CA, Housing Fountain Park Project, 3.550%, 1/5/06 (a)(d)	15,000,000
20,500,000	A-1+	Milpitas, CA, MFH Revenue, Crossing at Montague, Series A, LIQ-FNMA, 3.550%, 1/5/06 (a)(d)	20,500,000
		Orange County, CA, Apartment Development Revenue:
13,600,000	VMIG1(b)	Capistrano Pointe, Series A, FHLMC-Collateralized, 3.490%, 1/5/06 (a)	13,600,000
16,500,000	VMIG1(b)	Foothill Oaks Apartments, FHLMC-Collateralized, 3.550%, 1/5/06 (a)(d)	16,500,000
23,500,000	A-1+	Ladera Apartments, Series 2-B, LIQ-FNMA, 3.550%, 1/5/06 (a)(d)	23,500,000
		WLCO LF Partners, Issue G:
17,500,000	A-1+	Series 2, FNMA, 3.490%, 1/5/06 (a)	17,500,000
7,500,000	A-1+	Series 3, FNMA, 3.490%, 1/5/06 (a)	7,500,000
15,780,000	VMIG1(b)	Richmond, CA, RDA MFH Revenue, Summit Hilltop, Series A, LIQ-FNMA, 3.490%, 1/5/06 (a)	15,780,000
6,000,000	A-1+	Rohnert Park, CA, MFH Revenue, Crossbrook Apartments, Series A, 3.550%, 1/4/06 (a)	6,000,000
		Sacramento County, CA:
5,900,000	A-1+	Refunding, Stonebridge Apartments, FNMA, 3.340%, 1/5/06 (a)	5,900,000
		Housing Authority MFH Revenue:
6,000,000	A-1+	Ashford, Series D, FNMA, 3.490%, 1/5/06 (a)	6,000,000
6,400,000	A-1+	River Apartments, Series C, FNMA, 3.490%, 1/5/06 (a)	6,400,000
		San Francisco, CA, City & County RDA MFH, Fillmore Center:
10,600,000	A-1+	A-1, LIQ-FHLMC, 3.500%, 1/4/06 (a)	10,600,000
9,600,000	A-1+	B-1, LIQ-FHLMC, 3.500%, 1/4/06 (a)	9,600,000
5,750,000	A-1+	B-2, LIQ-FHLMC, 3.510%, 1/4/06 (a)(d)	5,750,000
		San Jose, CA, MFH Housing Revenue:
14,600,000	A-1+	Cinnabar Commons, Series C, LOC-Bank of America, 3.390%, 1/5/06 (a)(d)	14,600,000
9,580,000	VMIG1(b)	Fairway Glen, Series A, LIQ-FNMA, 3.510%, 1/5/06 (a)	9,580,000
4,900,000	VMIG1(b)	Foxchase, Series B, LIQ-FNMA, 3.510%, 1/5/06 (a)	4,900,000
16,050,000	VMIG1(b)	Refunding, Kimberly Woods Apartments, Series A, LIQ-FHLMC, 3.490%, 1/5/06 (a)	16,050,000
7,200,000	A-1+	Santa Cruz County, CA, Housing Authority MFH Revenue, Paloma Del Mar Apartments, Series A, LOC-Wells Fargo Bank, 3.500%, 1/4/06 (a)	7,200,000
7,800,000	VMIG1(b)	Simi Valley, CA, MFH Housing Revenue, Shadowridge Apartments, LOC-FHLMC, 3.610%, 1/4/06 (a)	7,800,000
1,400,000	A-1	Stockton, CA, MFH Housing Revenue, Mariners Pointe Association, Series A, LOC-Credit Suisse First Boston, 3.580%, 1/4/06 (a)	1,400,000

		Total Housing: Multi-Family	373,243,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Housing: Single Family - 3.6%
		California HFA:
		Home Mortgage:
$3,000,000	A-1+	Series A, SPA-Dexia Credit Local, 3.550%, 1/4/06 (a)(d)	$3,000,000
9,880,000	A-1+	Series F, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.680%, 1/3/06 (a)(d)	9,880,000
18,245,000	A-1+	Series M, SPA-Bank of America, 3.680%, 1/3/06 (a)(d)	18,245,000
11,645,000	A-1+	Series N, FSA-Insured, SPA-Bank of New York, 3.680%, 1/3/06 (a)(d)	11,645,000
1,400,000	A-1+	Series D, FSA-Insured, SPA-Dexia Credit Local, 3.550%, 1/4/06 (a)(d)	1,400,000
		California State Department of Veterans Affairs:
15,000,000	VMIG1(b)	Home Purchase Revenue, Series A, Sub-Series A-2, SPA-State Street Bank & Trust Co., 3.450%, 1/5/06 (a)	15,000,000
2,900,000	A-1	MSTC, Series 1998-47, Class A, PART, AMBAC-Insured, LIQ-Bear Stearns, 3.540%, 1/4/06 (a)(c)(d)	2,900,000
15,045,000	A-1+	San Diego, CA, HFA Lease Revenue, Pass-Through Obligations, Series A, SPA-Societe Generale, 4.400%, 1/5/06 (a)	15,045,000
17,500,000	A-1+	Southern California HFA Single Family Revenue, Series B, LIQ-BNP Paribas, 3.530%, 1/4/06 (a)(d)	17,500,000
2,500,000	A-1+	Upland, CA, Apartment Development Revenue, Refunding Mountain Springs, Series A, LIQ-FNMA, 3.490%, 1/5/06 (a)	2,500,000

		Total Housing: Single Family	97,115,000

Industrial Development - 1.9%
		California Infrastructure & Economic Development Bank Revenue:
2,400,000	A-1+	Roller Bearing Co. of America, LOC-Wachovia Bank, 3.920%, 1/4/06 (a)(d)	2,400,000
7,900,000	A-1+	Series B, AMBAC-Insured, SPA-JPMorgan Chase, 3.750%, 1/3/06 (a)	7,900,000
		California Statewide CDA:
2,100,000	A-1+	A&B Die Casting Corp., Series A, LOC-Bank of America, 3.570%, 1/5/06 (a)(d)	2,100,000
4,000,000	A-1+	MFH Revenue, Aegis of Aptos Project, Series Y, FNMA-Collateralized, 3.550%, 1/5/06 (a)(d)	4,000,000
33,630,000	AA	Puerto Rico Industrial, Medical, & Environment Pollution Control Facilities Financing Authority, Abbott Laboratories, 2.550% due 3/1/06 (e)	33,630,000
1,900,000	NR	Riverside County, CA, IDA Revenue, Rockwin Corp. Project, Series II, LOC-Royal Bank of Canada, 3.640%, 1/4/06 (a)	1,900,000

		Total Industrial Development	51,930,000

Life Care Systems - 0.4%
6,070,000	VMIG1(b)	ABAG Finance Authority For Nonprofit Corp. California Revenue, Pathways Home Health Hospice, LOC-U.S. Bank, 3.530%, 1/5/06 (a)	6,070,000
4,620,000	A-1	California Statewide Community Development Corp., COP, Covenant Retirement Communities, LOC-Lasalle National Bank, 3.460%, 1/5/06 (a)	4,620,000

		Total Life Care Systems	10,690,000

Miscellaneous - 5.5%
		ABAG Finance Authority for Nonprofit Corp.:
3,000,000	A-1+	Revenue, Institute Defense Analyses, AMBAC-Insured, SPA-Wachovia Bank, 3.500%, 1/5/06 (a)	3,000,000
7,000,000	A-1+	Revenue, Lease Pass-Through Obligations, Series A, SPA-Societe Generale, 4.400%, 1/5/06 (a)	7,000,000
10,000,000	A-1+	California Infrastructure & Economic Development Bank Revenue, Academy of Motion Pictures, AMBAC-Insured, SPA-JPMorgan Chase, 3.500%, 1/5/06 (a)	10,000,000
		California Statewide CDA Revenue:
1,485,000	VMIG1(b)	Nonprofits Insurance Alliance, Series A, LOC-Comerica Bank, 3.550%, 1/5/06 (a)	1,485,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Miscellaneous (continued)
$17,100,000	VMIG1(b)	North Peninsula Jewish Community Center, LOC-Bank of America, 3.700%, 1/3/06 (a)	$17,100,000
1,500,000	A-1+	Glendale, CA, COP, Police Building Project, SPA-Morgan Guaranty Trust, 3.550%, 1/5/06 (a)	1,500,000
		Irvine, CA:
9,520,000	VMIG1(b)	Improvement Board Act 1915, Assessment District 85-7, FSA-Insured, SPA-Dexia Bank, 3.550%, 1/4/06 (a)	9,520,000
8,200,000	VMIG1(b)	Improvement Bond Act of 1915, Assessment District 04-20, Series A, LOC-KBC Bank, 3.620%, 1/3/06 (a)	8,200,000
24,850,000	VMIG1(b)	Public Facilities & Infrastructure Authority Lease Revenue, Capital Improvement Project, LOC-State Street Bank & Trust Co., 3.550%, 1/5/06 (a)	24,850,000
2,000,000	A-1+	Los Angeles, CA, Convention & Exhibition Center Authority Lease Revenue, Series F, SPA-JPMorgan Chase, AMBAC-Insured, 3.500%, 1/4/06 (a)	2,000,000
10,000,000	A-1+	Manteca, CA, Redevelopment Agency, Refunding, Subordinated Amended Merged Project, XLCA-Insured, SPA-State Street Bank & Trust Co., 3.750%, 1/3/06 (a)	10,000,000
3,000,000	VMIG1(b)	Oakland, CA Revenue, MERLOT, Series M, SPA-Wachovia Bank, AMBAC-Insured, 3.530%, 1/4/06 (a)	3,000,000
17,310,000	A-1+	Oakland, CA, COP, Capital Equipment Project, LOC-Landesbank Hessen-Thuringen, 3.550%, 1/4/06 (a)	17,310,000
100,000	VMIG1(b)	Orange County, CA, Improvement Bond Act of 1915, Assessment District Number 01-1, Series A, LOC-KBC Bank, 3.620%, 1/3/06 (a)	100,000
5,220,000	VMIG1(b)	Pasadena, CA, COP, Rose Bowl Improvements Project, LOC-Bank of New York, 3.500%, 1/4/06 (a)	5,220,000
7,000,000	VMIG1(b)	San Bernardino County, CA, COP, Capital Improvement Refining Project, LOC-BNP Paribas, 3.450%, 1/5/06 (a)	7,000,000
		Westminster, CA:
2,185,000	A-1+	COP, Civic Center, Series B, AMBAC-Insured, SPA-Wachovia Bank, 3.550%, 1/5/06 (a)	2,185,000
18,375,000	A-1+	RDA, Tax Allocation Revenue, Commercial Redevelopment Project Number 1, AMBAC-Insured, SPA-Landesbank Hessen-Thuringen, 3.550%, 1/5/06 (a)	18,375,000

		Total Miscellaneous	147,845,000

Pollution Control - 2.4%
19,475,000	A-1+	California PCFA, Environmental Improvement Revenue, Atlantic Richfield Co., 3.590%, 1/4/06 (a)(d)	19,475,000
		California PCFA, PCR:
		Pacific Gas & Electric:
1,400,000	A-1+	Series B, LOC-Bank One, 3.790%, 1/3/06 (a)(d)	1,400,000
16,500,000	A-1+	Series C, LOC-Bank One, 3.730%, 1/3/06 (a)	16,500,000
900,000	A-1+	Series F, LOC-Bank One, 3.700%, 1/3/06 (a)	900,000
9,560,000	A-1+	Resource Recovery Revenue, Atlantic Richfield Co. Project, Series A, 3.840%, 1/3/06 (a)(d)	9,560,000
		Southdown, Inc.:
8,000,000	VMIG1(b)	LOC-Wachovia Bank, 3.150, 1/15/06 (e)	8,000,000
9,400,000	A-1+	Series B, LOC-Wachovia Bank, 3.150%, 1/15/06 (e)	9,400,000

		Total Pollution Control	65,235,000

Public Facilities - 3.9%
4,600,000	VMIG1(b)	Escondido, CA, Community Development Commission COP, LOC-Wells Fargo Bank, 3.550%, 1/5/06 (a)(d)	4,600,000
49,300,000	A-1+	Oakland Alameda County, CA, Coliseum Project, Series C-2, LOC-Bank of New York, 3.500%, 1/4/06 (a)	49,300,000
2,100,000	A-1	Redwood City, CA, Public Financing Authority COP, City Hall Project, LOC-KBC Bank, 3.550%, 1/5/06 (a)	2,100,000
		Riverside County, CA:

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Public Facilities (continued)
$1,100,000	VMIG1(b)	Community Facilities District, Special Tax, No 89-1, LOC-KBC Bank, 3.550%, 1/5/06 (a)	$1,100,000
10,600,000	A-1+	COP, Riverside County Public Facility, Series A, LOC-State Street Bank & Trust Co., 3.400%, 1/3/06 (a)	10,600,000
16,940,000	A-1	Sacramento, CA, Lease Revenue MSTC, Series 2025, Class A, AMBAC-Insured, LIQ-Bear Stearns, 3.540%, 1/4/06 (a)(c)	16,940,000
13,400,000	F-1+(f)	Stanislaus County, CA, Capital Improvements Financing Authority, Central Valley Center for the Arts, LOC-Bank of America, 3.500%, 1/5/06 (a)	13,400,000
5,000,000	A-1+	Temecula, CA, Public Finance Authority, Harveston, Series A, LOC-Bank of America, 3.550%, 1/5/06 (a)	5,000,000

		Total Public Facilities	103,040,000

Solid Waste - 2.5%
		California PCFA:
3,470,000	F-1+(f)	Alameda County Industrial Project, Series A, LOC-Wells Fargo Bank, 3.550%, 1/4/06 (a)(d)	3,470,000
3,505,000	F-1+(f)	Athens Disposal, Inc. Project, Series A, LOC-Wells Fargo Bank, 3.550%, 1/4/06 (a)(d)	3,505,000
4,310,000	F-1+(f)	Athens Services Project, Series A, LOC-Wells Fargo Bank, 3.550%, 1/4/06 (a)(d)	4,310,000
1,390,000	F-1+(f)	BLT Enterprises, Series A, LOC-Wells Fargo Bank, 3.550%, 1/4/06 (a)(d)	1,390,000
		Blue Line Transfer, Inc. Project:
4,140,000	F-1+(f)	LOC-Wells Fargo Bank, 3.550%, 1/4/06 (a)(d)	4,140,000
2,295,000	F-1+(f)	Series A, LOC-Wells Fargo Bank, 3.550%, 1/4/06 (a)(d)	2,295,000
11,020,000	F-1+(f)	Edco Disposal Corp. Project, LOC-Wells Fargo Bank, 3.550%, 1/4/06 (a)(d)	11,020,000
1,475,000	F-1+(f)	Garaventa Enterprises, Inc., LOC-Bank of America, 3.550%, 1/4/06 (a)(d)	1,475,000
11,735,000	A-1+	Norcal Waste Systems, Inc. Project, Series A, LOC-Bank of America, 3.550%, 1/4/06 (a)(d)	11,735,000
970,000	A-1+	PCR, Santa Clara Valley Disposal Co., Series A, LOC-California State Teachers Retirement Fund, 3.500%, 1/4/06 (a)(d)	970,000
1,300,000	F-1(f)	South County Sanitary Services, Series A, LOC-Bank of America, 3.550%, 1/4/06 (a)(d)	1,300,000
2,880,000	F-1+(f)	Willits Project, Series A, LOC-Wells Fargo Bank, 3.550%, 1/4/06 (a)(d)	2,880,000
10,840,000	A-1+	California Statewide CDA, Solid Waste Facilities Revenue, Chevron U.S.A Inc. Project, 3.560%, 1/4/06 (a)(d)	10,840,000
6,200,000	A-1+	Stanislaus County, CA, Waste-to-Energy Financing Agency Solid Waste Facilities, Refunding, Ogden Martin Systems Project, MBIA-Insured, SPA-JPMorgan Chase, 3.500%, 1/4/06 (a)	6,200,000

		Total Solid Waste	65,530,000

Transportation - 7.0%
		Bay Area Toll Authority Bridge Revenue, San Francisco Bay Area, Series A, AMBAC-Insured:
7,000,000	A-1+	Series A, SPA-Bayerische Landesbank, Landesbank Hessen-Thuringen, 3.490%, 1/5/06 (a)	7,000,000
20,550,000	A-1+	Series C, BPA-Bayerische Landesbank, Landesbank Hessen-Thuringen, Westdeutsche Landesbank, 3.500%, 1/5/06 (a)	20,550,000
21,590,000	A-1	California Transit Finance Authority, FSA-Insured, SPA-Credit Suisse First Boston, 3.500%, 1/4/06 (a)	21,590,000
		Los Angeles County, CA, MTA, Sales Tax Revenue:
1,000,000	A-1+	Second Senior, Series A, MBIA-Insured, SPA-Credit Local De France, 3.340%, 1/5/06 (a)	1,000,000
2,875,000	VMIG1(b)	Series 837, PART, AMBAC-Insured, LIQ-Morgan Stanley, 3.530%, 1/5/06 (a)	2,875,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Transportation (continued)
$1,800,000	A-1+	Los Angeles Department of Airports, TECP, LOC-BNP Paribas, 3.200% due 1/4/06	$1,800,000
11,375,000	A-1	Los Angeles, CA, TECP, Harbor Department, Series B, BPA-Bayerische Landesbank, Landesbank Baden Wuerttemburg, Westdeutsche Landesbank, 2.860% due 1/9/06	11,375,000
19,675,000	VMIG1(b)	Port of Oakland, CA, Series 2005-5, PART, FGIC-Insured, SPA-ABN AMRO Bank, 3.560%, 1/5/06 (a)(c)(d)	19,675,000
		Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
3,470,000	VMIG1(b)	MERLOT, Series FFF, PART, MBIA-Insured, SPA-Wachovia Bank, 3.510%, 1/4/06 (a)	3,470,000
4,660,000	A-1+	Pa. 472, PART, FSA-Insured, LIQ-Merrill Lynch, 3.500%, 1/5/06 (a)	4,660,000
2,550,000	A-1	Series A, AMBAC-Insured, SPA-Bank of Nova Scotia, 3.340%, 1/4/06 (a)	2,550,000
1,200,000	A-1	San Francisco, CA, Airport, MSTC, Series 2001-136, Class A, PART, FGIC-Insured, LIQ-Bear Stearns, 3.700%, 1/3/06 (a)(c)(d)	1,200,000
41,340,000	VMIG1(b)	San Francisco, CA, City & County Airport Commission, Series 2000-9, PART, FGIC-Insured, SPA-ABN AMRO Bank, 3.550%, 1/5/06 (a)(c)(d)	41,340,000
		San Gabriel Valley, CA, Alameda Corridor TECP, LOC-Toronto Dominion:
6,100,000	A-1+	2.800% due 1/11/06	6,100,000
2,000,000	A-1+	3.000% due 1/11/06	2,000,000
11,000,000	A-1+	3.080% due 2/6/06	11,000,000
1,000,000	VMIG1(b)	Santa Clara County, CA, Transportation District, Series 1985-A, AMBAC-Insured, LOC-Dexia Credit Local, 3.500%, 1/4/06 (a)	1,000,000
		Santa Clara Valley Transportation Authority, Sales Tax Revenue, Refunding:
18,620,000	A-1+	Series A, AMBAC-Insured, SPA-Depfa Bank PLC, 3.380%, 1/5/06 (a)	18,620,000
10,000,000	A-1+	Series C, AMBAC-Insured, SPA-Depfa Bank PLC, 3.430%, 1/5/06 (a)	10,000,000

		Total Transportation	187,805,000

Utilities - 16.1%
		California Infrastructure & Economic Development Bank Revenue, ISO:
41,000,000	A-1+	Series A, MBIA-Insured, 3.550%, 1/4/06 (a)	41,000,000
12,725,000	A-1+	Series C, MBIA-Insured, 3.500%, 1/4/06 (a)	12,725,000
18,000,000	A-1+	California State Department of Water, Revenue, Series C-4, LOC-JPMorgan Chase, California State Teachers Retirement Fund, 3.530%, 1/5/06 (a)	18,000,000
		California State Department of Water Resources:
200,000	A-1+	Power Supply Revenue, Series B-6, LOC-State Street Bank & Trust Co., 3.620%, 1/3/06 (a)	200,000
		Refunding:
10,000,000	A-1+	Sub-Series F-1, LOC-Lloyds TSB Bank PLC, 3.190%, 1/12/06 (a)	10,000,000
21,500,000	VMIG1(b)	Sub-Series F-3, LOC-Bank of New York, 3.200%, 1/12/06 (a)	21,500,000
		California State Department of Water Resources Power Supply Revenue:
1,800,000	A-1+	Series B-1, LOC-Bank of New York, California State Teachers Retirement Fund, 3.700%, 1/3/06 (a)	1,800,000
2,000,000	A-1+	Series C-01, LOC-Dexia Credit Local, 3.550%, 1/5/06 (a)	2,000,000
43,125,000	A-1+	Series C-02, AMBAC-Insured, SPA-Westdeutsche Landesbank, 3.550%, 1/5/06 (a)	43,125,000
21,800,000	A-1+	Series C-6, AMBAC-Insured, SPA-Ladesbank Baden-Wuerrtemberg, 3.530%, 1/5/06 (a)	21,800,000
		Los Angeles, CA, Department of Water & Power:
4,800,000	A-1+	Refunding, Sub-Series B-6, BPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wuerttemburg, State Street Bank, Westdeutsche Landesbank, 3.700%, 1/3/06 (a)	4,800,000
8,000,000	A-1+	Sub-Series A-5, BPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wuerttemburg, State Street Bank, Westdeutsche Landesbank, 3.450%, 1/5/06 (a)	8,000,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Utilities (continued)
$1,700,000	A-1+	Sub-Series B-1, BPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wuerttemburg, State Street Bank, Westdeutsche Landesbank, 3.530%, 1/5/06 (a)	$1,700,000
20,705,000	A-1+	Sub-Series B-2, BPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wuerttemberg, State Street Bank, Westdeutsche Landesbank, 3.410%, 1/5/06 (a)	20,705,000
11,100,000	A-1+	Sub-Series B-3, BPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wuerttemburg, State Street Bank, Westdeutsche Landesbank, 3.730%, 1/3/06 (a)	11,100,000
30,500,000	A-1+	Sub-Series B-5, BPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, Landesbank Baden Wuerttemburg, State Street Bank, Westdeutsche Landesbank, 3.550%, 1/5/06 (a)	30,500,000
34,400,000	A-1+	Sub-Series B-7, BPA-Bank of America, Bayerische Landesbank, Dexia Credit Local, JPMorgan Chase, State Street Bank, Westdeutsche Landesbank, 3.550%, 1/5/06 (a)	34,400,000
		TECP, LIN-Dexia Credit Local:
8,000,000	A-1+	2.780% due 1/4/06	8,000,000
5,000,000	A-1+	3.100% due 1/6/06	5,000,000
		MSR Public Power Agency, San Juan Project:
18,200,000	A-1+	Series E, MBIA-Insured, SPA-JPMorgan Chase, 3.450%, 1/5/06 (a)	18,200,000
3,550,000	A-1+	Subordinated Lien, Series F, MBIA-Insured, SPA-Bank One, 3.700%, 1/3/06 (a)	3,550,000
7,200,000	A-1+	Northern California Power Agency Revenue, Hydroelectric, Number 1, Series B, MBIA-Insured, SPA-Westdeutsche Landesbank, 3.340%, 1/4/06 (a)	7,200,000
		Puerto Rico, Electric Power Authority Revenue, PART, MSTC:
12,000,000	A-1+	SGA 43, MBIA-Insured, SPA-Societe Generale, 3.530%, 1/4/06 (a)	12,000,000
2,900,000	A-1+	SGA 44, MBIA-Insured, SPA-Societe Generale, 3.530%, 1/4/06 (a)	2,900,000
		Sacramento, CA, MUD:
17,670,000	VMIG1(b)	Series 2003-17, PART, SPA-ABN AMRO Bank, 3.530%, 1/5/06 (a)	17,670,000
20,000,000	A-1+	TECP, Series 03-17, MBIA-Insured, LOC-Bayerische Landesbank, JPMorgan Chase, Westdeutsche Landesbank, 3.040% due 1/4/06	20,000,000
		San Francisco, CA Public Utilities Commission TECP, LOC-Bank of America:
15,000,000	A-1+	3.050% due 1/17/06	15,000,000
4,500,000	A-1+	3.100% due 1/23/06	4,500,000
		Southern California Public Power Authority:
1,900,000	A-1+	Subordinated Southern Transmission, Series B, FSA-Insured, SPA-Dexia Credit Local, 3.500%, 1/4/06 (a)	1,900,000
31,250,000	A-1+	Transmission Project A, FSA-Insured, SPA-Westdeutsche Landesbank, 3.340%, 1/4/06 (a)	31,250,000

		Total Utilities	430,525,000

Water and Sewer - 12.5%
		California State Department of Water Resources:
3,300,000	A-1+	Series C-3, AMBAC-Insured, LOC-JPMorgan Chase, 3.550%, 1/5/06 (a)	3,300,000
1,500,000	A-1+	Series C-5, LOC-Dexia Credit Local, 3.530%, 1/5/06 (a)	1,500,000
7,591,000	A-1+	California State Department of Water TECP, Series 1, LIQ-Landesbank Hessen-Thuringen, 2.800% due 1/17/06	7,591,000
9,995,000	A-1+	Dublin San Ramon Services District, Sewer Revenue COP, MBIA-Insured, SPA-Morgan Guaranty Trust, 3.430%, 1/5/06 (a)	9,995,000
		East Bay, CA, MUD Water Systems Revenue:
9,000,000	A-1+	Refunding, Subordinated Series 2, XLCA-Insured, SPA-Dexia Credit Local, 3.450%, 1/4/06 (a)	9,000,000
4,225,000	A-1+	Series B, FSA-Insured, SPA-Dexia Credit Local, 3.470%, 1/4/06 (a)	4,225,000
10,400,000	A-1+	Subordinated Series B-3, SPA-Dexia Credit Local, 3.450%, 1/4/06 (a)	10,400,000
1,000,000	A-1+	TECP, 2.830% due 1/13/06	1,000,000
2,200,000	A-1+	Eastern Municipal Water District, California Water & Sewer Revenue COP, Refunding, Series B, MBIA-Insured, SPA-Lloyds TSB Bank PLC, 3.340%, 1/5/06 (a)	2,200,000

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

FACE AMOUNT	RATING‡	SECURITY	VALUE
Water and Sewer (continued)
$21,200,000	VMIG1(b)	Elsinore Valley, CA, Municipal Water District COP, Series A, FGIC-Insured, SPA-Dexia Credit Local, 3.340%, 1/4/06 (a)	$21,200,000
100,000	A-1+	Irvine Ranch California Water District, Dates Consolidated Bonds Series C, LOC-Landesbank Hessen-Thuringen, 3.620%, 1/3/06 (a)	100,000
15,945,000	VMIG1(b)	Los Angeles County, CA, Sanitation District Finance Authority, Series 826, PART, FSA-Insured, LIQ-Morgan Stanley, 3.530%, 1/5/06 (a)	15,945,000
		Los Angeles, CA, Waste Water Systems Revenue:
9,897,500	VMIG1(b)	Series 318, PART, FGIC-Insured, LIQ-Morgan Stanley, 3.530%, 1/5/06 (a)	9,897,500
47,085,000	A-1+	Sub-Series B, FGIC-Insured, SPA-FGIC-SPI, 3.550%, 1/5/06 (a)	47,085,000
8,000,000	A-1+	Manteca, CA, Financing Authority Water Revenue, MSTC, SGA-147, PART, MBIA-Insured, LIQ-Societe Generale, 3.540%, 1/4/06 (a)	8,000,000
		Metropolitan Water District of Southern California:
6,900,000	A-1	MSTC, Series 2001-113, Class A, PART, LIQ-Bear Stearns, 3.540%, 1/4/06 (a)(c)	6,900,000
		Refunding:
14,800,000	A-1+	Series B, SPA-Lloyds TSB Bank PLC, 3.530%, 1/5/06 (a)	14,800,000
28,050,000	A-1+	Series B2, SPA-Dexia Credit Local, 3.450%, 1/5/06 (a)	28,050,000
6,755,000	A-1+	Series A, SPA-Landesbank Baden-Wuerttemberg, 3.530%, 1/5/06 (a)	6,755,000
6,376,000	A-1+	Series A-2, SPA-JPMorgan Chase, 3.530%, 1/5/06 (a)	6,376,000
9,900,000	A-1+	Series B-1, SPA-Dexia Credit Local, 3.450%, 1/5/06 (a)	9,900,000
39,315,000	A-1+	Series C-2, SPA-Dexia Credit Local, 3.450%, 1/5/06 (a)	39,315,000
		Waterworks Revenue:
4,000,000	A-1+	Refunding, Series A-1, SPA-JPMorgan Chase, 3.450%, 1/5/06 (a)	4,000,000
6,510,000	A-1+	Series A, AMBAC-Insured, SPA-Lloyds TSB Bank PLC, 3.340%, 1/5/06 (a)	6,510,000
100,000	A-1+	Series B-1, SPA-Westdeutsche Landesbank Gironzentrale, 3.620%, 1/3/06 (a)	100,000
9,000,000	VMIG1(b)	Rancho, CA, Water District Financing Authority, Series B, FGIC-Insured, SPA-FGIC, 3.310%, 1/4/06 (a)	9,000,000
		San Diego County, CA, Water Authority, TECP, Series 1, LIQ-Bayersche Landesbank:
5,700,000	A-1+	3.140% due 1/6/06	5,700,000
6,000,000	A-1+	2.980% due 1/20/06	6,000,000
14,000,000	VMIG1(b)	San Diego Water Authority, Series 1998-10, PART, FGIC-Insured, SPA-ABN AMRO Bank, 3.520%, 1/5/06 (a)	14,000,000
9,950,000	VMIG1(b)	South Placer Wastewater Authority Revenue, Series B, FGIC-Insured, 3.500%, 1/5/06 (a)	9,950,000
15,000,000	A-1	Watereuse Finance Authority, California, Revenue, FSA-Insured, SPA-Depfa Bank PLC, 3.500%, 1/4/06 (a)	15,000,000

		Total Water and Sewer	333,794,500

		TOTAL INVESTMENTS - 108.0% (Cost - $2,885,183,036#)	2,885,183,036
		Liabilities in Excess of Other Assets - (8.0)%	(213,286,364)

		TOTAL NET ASSETS - 100.0%	$2,671,896,672

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Variable rate demand obligation has a demand feature under which the Fund can tender it back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

(b)	Rating by Moody’s Investors Service.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2005.

(f)	Rating by Fitch Ratings Service.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

CALIFORNIA MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	December 31, 2005

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AMBAC	— Ambac Assurance Corporation
BPA	— Bond Purchase Agreement
CDA	— Community Development Authority
COP	— Certificate of Participation
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FSA	— Financial Security Assurance
GO	— General Obligation
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
ISO	— Independent System Operator
LIN	— Line of Credit
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Receipts
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MSTC	— Municipal Securities Trust Certificates
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utilities District
PART	— Partnership Structure
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
RAN	— Revenue Anticipation Notes
RDA	— Redevelopment Agency
SPA	— Standby Bond Purchase Agreement
TECP	— Tax Exempt Commercial Paper
TRAN	— Tax and Revenue Anticipation Notes
USD	— Unified School District
XLCA	— XL Capital Assurance Inc.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Rating “AA” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating “Aa” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

Fitch Ratings Service (“Fitch”) — Rating “AA” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

Short-Term Security Ratings (unaudited)

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The California Money Market Portfolio (the “Fund”), is a separate diversified investment fund of the Smith Barney Muni Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within California, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting California.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Muni Funds

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 1, 2006

By	/S/ ROBERT J. BRAULT
Robert J. Brault
Chief Financial Officer

Date: March 1, 2006